                                   [LOGO]

                                   Smith Barney
                                   Money
                                   Funds, Inc.

                                   ------------------
                                   SEMI-ANNUAL REPORT
                                   ------------------

                                   June 30, 1998

                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.(SM)

                                   [PHOTO]                  [PHOTO]

                                   HEATH B.                 PHYLLIS
                                   MCLENDON                 ZAHORODNY

                                   Chairman                 Vice President and
                                                            Investment Officer


Smith Barney
Money
Funds, Inc.

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Money Funds, Inc. for the period ended June 30, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A summary of performance and more detailed financial information can be found in the appropriate sections that follow.

Performance Summary

The chart below shows the yields for the Cash, Government and Retirement Portfolios that make up the Smith Barney Money Funds for the seven-day period ended June 30, 1998.

Smith Barney Money Funds' Yields (Class A Shares)

Portfolio                        Seven-Day Yield               Effective Yield*
--------------------------------------------------------------------------------
Cash                                   4.99%                        5.12%
Government                             4.95                         5.07
Retirement                             4.96                         5.08
--------------------------------------------------------------------------------

Please note that your investment in Smith Barney Money Funds is neither insured nor guaranteed by the U.S. government. Moreover, no assurance can be given that the Smith Barney Money Funds will be able to maintain a stable net asset value ("NAV") of $1.00 per share.

Market Update and Outlook

Asset growth for the taxable money fund industry was once again stellar. The industry grew 12.8% over the last six months. The Cash, Government and Retirement Portfolios participated in that increase with a combined growth rate of



----------
* The effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the seven day yield because of the compounding effect of the assumed reinvestment.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 1

16.6%. As of June 30, 1998, the Cash Portfolio is the second largest money fund in the mutual fund industry with assets of $34.3 billion. The Government Fund is the third largest government money market fund with assets of $4.8 billion. We believe that the generous returns in the stock market have allowed for large gains in disposable income that have been in turn, invested, in money market funds.

As we enter the second half of 1998, the U.S. economy's expansion remains intact. Strong consumer demand has fueled the U.S. economy for six straight quarters with 3.0% or better Gross Domestic Product ("GDP") growth. (GDP measures the total output of goods and services.) With little or no evidence of inflation, the Federal Reserve Board ("Fed") has been able to keep the federal-funds rate steady at 5.50% since March 1997. (The federal-funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of the direction of interest rates.) However, robust employment gains and the fear of higher wage pressures have kept the Fed on alert.

Counteracting strong U.S. economic growth are pressing questions from abroad. The Asian crisis (i.e., economic and currency problems in Indonesia, Thailand, South Korea and other parts of the region) has finally started to negatively affect the U.S. trade balance. Moreover, Japan's severe banking problems will not go away and the Japanese economy continues to teeter on the brink of depression. In addition, the future of Russia's economy remains cloudy at best.

Due primarily to the extraordinary strength of the U.S. economy, Fed Chairman Alan Greenspan shifted monetary policy from a neutral stance to a tightening bias at the March 31, 1998 Federal Open-Market Committee Meeting. (The Federal Open-Market Committee or FOMC, is the committee that sets interest rates and credit policies for the Federal Reserve System.) However, the apparent lack of inflation has given Chairman Greenspan the opportunity to take a "wait and see" approach with respect to monetary policy. The major fear in the markets now is that a pre-emptive strike versus inflation could cause serious ramifications in the already unsettled Asian countries. Record inventory accumulation in the first quarter of 1998 along with the problems abroad should help to moderate U.S. economic growth and allow Greenspan to hold rates steady in the months ahead.

Effective July 1, 1998, the Securities and Exchange Commission ("SEC") has adopted new rules that tighten risk exposure and necessitate additional monitoring of bank and insurance guarantees and obligor concentrations with respect to asset-backed commercial paper. (Asset-backed commercial paper reflects cash flows from various types of receivables, and is generally accompanied by a partial guarantee.) All of our guarantors are rated either A1/P1 or better by Moody's Investors Services, Inc. or Standard and Poor's Ratings


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

Service, two major credit reporting and bond rating agencies. Any concentrations or obligors within asset-backed programs will meet the same stringent credit standards as we generally employ before we make any purchase. We believe the new SEC rules will further strengthen the overall quality of the money market fund industry.

Investment Strategy

As noted, we think that many more months of strong U.S. economic growth or higher-than-expected inflation numbers are necessary for the Fed to raise rates. Therefore, we are taking advantage of the positively sloping yield curve and targeting the average maturity at 80 days for the Cash Portfolio and 70 days for the Government and Retirement Portfolios. (The yield curve shows the difference between short- and long-term yields. A positively sloping yield curve means that investors are being compensated with higher yields for the extra market risk associated with owning longer-maturity securities.) Some of our banking and corporate names were eliminated during the reporting period. As replacements, we are planning to add some top-tier corporate names such as SBC Communications Inc., GTE Corp, Ameritech Capital Funding Corp., and Province De Quebec to the approved list.

In closing, thank you for investing in the Smith Barney Money Funds, Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. Mclendon                    /s/ Phyllis M. Zahorodny

Heath B. McLendon                        Phyllis M. Zahorodny
Chairman                                 Vice President and
                                         Investment Officer

July 14, 1998


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 3

============================================================================================================
Schedules of Investments (unaudited)                                                           June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 3.3%
$    116,750,000    Federal Farm Credit Bank
                       matures 3/2/99                                   5.50% to 5.52%       $  116,648,255
      75,073,000    Federal Home Loan Bank
                       matures 10/21/98                                      5.52                73,817,613
     363,825,000    Federal Home Loan Mortgage Corp.
                       mature 7/2/98 to 4/30/99                          5.50 to 5.70           361,999,844
     586,150,000    Federal National Mortgage Corp.
                       mature 9/11/98 to 5/7/99                          5.50 to 5.75           579,352,589
------------------------------------------------------------------------------------------------------------
                    TOTAL U.S. AGENCIES AND
                    INSTRUMENTALITIES
                    (Cost -- $1,131,818,301)                                                  1,131,818,301
============================================================================================================
MEDIUM TERM NOTES -- 6.6%
      50,000,000    Banc One Columbus NA
                       matures 5/11/99                                       5.74                49,975,286
     300,000,000    Bank America National Trust & Savings
                       Association matures 7/22/98 to 7/23/98                5.50               300,000,448
     100,000,000    Bank of New York
                       matures 5/26/99                                       5.80                99,913,687
     150,000,000    Beta Finance, Inc.
                       mature 7/15/98 to 11/17/98                        5.88 to 5.90           150,000,000
     150,000,000    Centauri
                       mature 7/15/98 to 7/17/98                         5.82 to 5.90           150,000,000
      75,000,000    FCC National Bank
                       mature 8/24/98 to 1/7/99                          5.52 to 5.75            74,995,013
      50,000,000    First Chicago Corp.
                       matures 10/22/98                                      5.60                50,000,000
     200,000,000    First Union National Bank
                       mature 7/21/98 to 12/23/98                        5.50 to 5.62           200,000,000
     150,000,000    Harris Trust
                       mature 7/10/98 to 8/7/98                          5.54 to 5.58           149,999,193
     405,000,000    Merrill Lynch & Co., Inc.
                       mature 7/22/98 to 6/28/99                         5.68 to 5.88           404,985,713
     300,000,000    NationsBank, NA
                       mature 7/6/98 to 11/6/98                          5.52 to 5.70           300,000,000
     221,000,000    Wachovia Bank
                       mature 7/2/98 to 12/2/98                          5.50 to 5.62           221,000,000
     133,900,000    Westpac
                       mature 12/11/98 to 12/16/98                       5.90 to 5.93           133,892,115
------------------------------------------------------------------------------------------------------------
                    TOTAL MEDIUM TERM NOTES
                    (Cost -- $2,284,761,455)                                                  2,284,761,455
============================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 3.6%
$     25,000,000    Bank America National Trust &
                       Savings Association matures 10/19/98                  5.60%           $   25,000,000
     300,000,000    Chase Manhattan Bank
                       mature 8/10/98 to 5/12/99                         5.55 to 5.80           299,921,835
     100,000,000    Chase Manhattan Delaware
                       matures 8/17/98                                       5.57               100,000,000
     260,000,000    Citibank
                       mature 8/26/98 to 9/17/98                         5.53 to 5.56           260,003,476
      50,000,000    First Union National Bank
                       matures 11/6/98                                       5.65                50,000,000
     150,000,000    Harris Trust
                       mature 7/8/98 to 9/9/98                           5.54 to 5.58           149,998,082
      51,000,000    Morgan Guaranty
                       matures 8/6/98                                        5.51                51,009,660
      50,000,000    National Bank of Detroit
                       matures 8/12/98                                       5.58                49,679,167
     200,000,000    NationsBank, NA
                       mature 8/7/98 to 9/11/98                          5.54 to 5.58           200,000,000
      47,000,000    Republic National Bank of New York
                       matures 7/2/98                                        5.61                47,000,000
------------------------------------------------------------------------------------------------------------
                    TOTAL DOMESTIC CERTIFICATES
                    OF DEPOSIT
                    (Cost -- $1,232,612,220)                                                  1,232,612,220
============================================================================================================
OTHER CERTIFICATES PROGRAM --  0.9%
     320,000,000    Standard Credit Card Trust Dakota
                       Certificate Program
                       mature 8/7/98 to 9/10/98
                    (Cost -- $317,521,232)                               5.57 to 5.60           317,521,232
============================================================================================================
TIME DEPOSIT -- 4.4%
      75,000,000    Bank America National Trust
                       Savings Association matures 7/10/98                   5.55                75,000,000
     100,000,000    Canadian Imperial Bank Commerce
                       matures 7/1/98                                        6.13               100,000,000
     250,000,000    Chase Manhattan Bank
                       matures 7/1/98                                        6.25               250,000,000
     339,981,000    First Chicago National Bank
                       matures 7/1/98                                        6.25               339,981,000
     400,000,000    Paribas SA
                       matures 7/1/98                                        6.37               400,000,000
      70,000,000    Societe Generale
                       matures 7/1/98                                        6.25                70,000,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 5

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
TIME DEPOSIT -- 4.4% (continued)
$    120,000,000    Toronto Dominion
                       matures 7/1/98                                        6.50%           $  120,000,000
     175,000,000    Westdeutsche Landesbank
                       matures 7/1/98                                        6.25               175,000,000
------------------------------------------------------------------------------------------------------------
                    TOTAL TIME DEPOSITS
                    (Cost -- $1,529,981,000)                                                  1,529,981,000
============================================================================================================
COMMERCIAL PAPER -- 55.4%
     300,000,000    Abbey National North America
                       mature 7/27/98 to 12/18/98                        5.51 to 5.61           296,026,569
      65,000,000    A.I. Credit
                       mature 7/9/98 to 11/10/98                         5.50 to 5.63            64,508,644
     130,000,000    Alliance & Leicester Bank
                       mature 7/8/98 to 1/4/99                           5.55 to 5.68           127,526,742
     150,000,000    American Express Credit Corp.
                       matures 7/6/98                                    5.54 to 5.57           149,884,792
      45,000,000    American Home Products AC Acquisition
                       mature 7/10/98 to 8/18/98                         5.53 to 5.58            44,789,417
     410,000,000    Aspen Funding
                       mature 7/15/98 to 12/18/98                        5.58 to 5.68           403,910,361
     391,700,000    Asset Securitization Corp.
                       mature 7/1/98 to 9/3/98                           5.53 to 5.60           389,291,351
     600,000,000    Associates Corp. of North America
                       mature 7/6/98 to 9/9/98                           5.55 to 5.66           596,605,611
      80,000,000    BankAmerica Corp.
                       matures 8/24/98                                       5.51                79,356,800
      25,000,000    Bank of America Canada
                       matures 7/6/98                                        5.67                25,000,000
      50,000,000    Bank of Montreal
                       matures 8/10/98                                       5.58                49,694,333
      60,000,000    Bank of New York
                       mature 7/8/98 to 8/19/98                          5.50 to 5.54            59,811,311
     240,385,000    Barton Capital Corp.
                       mature 7/9/98 to 7/23/98                          5.56 to 5.62           239,800,482
     250,000,000    BBL NA Inc.
                       mature 7/10/98 to 9/14/98                         5.57 to 5.59           248,526,160
     322,000,000    BCI Funding Corp.
                       mature 7/2/98 to 12/21/98                         5.52 to 5.65           319,493,861
     150,000,000    Bear, Stearns & Co.
                       mature 7/17/98 to 8/12/98                         5.56 to 5.57           149,431,778
     189,330,000    Bell Atlantic Financial Service
                       mature 7/20/98 to 7/27/98                         5.53 to 5.60           188,675,895
     116,000,000    Beta Finance, Inc.
                       mature 7/24/98 to 9/18/98                         5.52 to 5.58           114,796,144


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
COMMERCIAL PAPER -- 55.4% (continued)
$    250,000,000    Cades
                       mature 8/27/98 to 11/23/98                       5.52% to 5.60%        $ 247,099,472
     500,000,000    Cafco
                       mature 7/17/98 to 9/25/98                         5.54 to 5.60           496,779,035
      59,500,000    Caisse Des Depots et Cos.
                       matures 8/4/98                                        5.56                59,190,369
      50,000,000    Canadian Imperial Bank Commerce
                       matures 8/10/98                                       5.57                49,695,000
     164,800,000    Canadian Wheat Board
                       mature 7/13/98 to 9/17/98                         5.50 to 5.56           163,366,593
      50,000,000    Cariplo Finance Inc.
                       matures 9/17/98                                       5.56                49,402,000
     101,500,000    CC USA Inc.
                       mature 7/15/98 to 9/21/98                         5.59 to 5.91           100,960,068
     100,000,000    CCBP International Inc.
                       mature 7/15/98 to 10/26/98                        5.56 to 5.63            99,004,569
     200,086,000    Centric Capital Corp.
                       mature 7/13/98 to 9/18/98                         5.58 to 5.62           198,905,659
      50,000,000    Chase Manhattan Bank
                       matures 9/15/98                                       5.58                49,420,500
     115,000,000    Ciesco
                       mature 7/27/98 to 8/17/98                         5.56 to 5.60           114,313,881
     200,000,000    CIT Group Holdings, Inc.
                       mature 7/30/98 to 11/24/98                        5.59 to 5.64           197,486,306
      50,000,000    Commerzbank US Finance
                       matures 7/24/98                                       5.57                49,823,028
      50,000,000    Corporate Receivables Corp.
                       mature 7/8/98 to 7/22/98                          5.55 to 5.56            49,893,639
      50,000,000    Credit Agricole Indosuez
                       matures 8/11/98                                       5.55                49,689,653
     185,000,000    Credit Suisse
                       matures 8/27/98 to 9/17/98                            5.59               182,957,474
     110,000,000    Credito Italiano Delaware, Inc.
                       mature 7/8/98 to 12/7/98                          5.55 to 5.64           108,494,619
     425,000,000    Cregem North America
                       mature 7/8/98 to 12/28/98                         5.55 to 5.62           420,028,535
     500,000,000    CXC Inc.
                       mature 7/7/98 to 9/14/98                          5.55 to 5.60           497,160,267
     338,705,000    Daimler-Benz North American Corp.
                       mature 7/24/98 to 10/20/98                        5.54 to 5.61           335,484,988


                        See Notes to Financial Statments.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 7

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
COMMERCIAL PAPER -- 55.4% (continued)
$    155,565,000    Delaware Funding Corp.
                       mature 7/15/98 to 7/21/98                        5.58% to 5.59%         $155,177,580
     390,000,000    Den Danske Corp.
                       mature 8/10/98 to 12/17/98                        5.51 to 5.68           383,896,387
     150,000,000    Deutsche Bank Finance Inc.
                       mature 7/10/98 to 8/14/98                         5.56 to 5.58           149,258,528
     450,000,000    Diageo PLC
                       mature 7/29/98 to 12/21/98                        5.50 to 5.62           442,141,299
     400,000,000    Dresdner US Finance Inc.
                       mature 7/2/98 to 7/6/98                           5.63 to 5.76           399,744,806
     210,000,000    E.I. duPont De Nemours
                       mature 7/13/98 to 8/27/98                         5.53 to 5.58           208,757,233
     209,732,000    Enterprise Funding Corp.
                       mature 7/15/98 to 9/10/98                         5.57 to 5.60           208,762,439
      75,000,000    Falcon Asset Security Corp.
                       matures 7/23/98 to 7/24/98                            5.60                74,736,972
      32,510,000    Finnish Export Credit Ltd.
                       matures 7/31/98                                       5.70                32,360,454
      50,000,000    Ford Credit Europe PLC
                       mature 8/13/98 to 8/24/98                         5.56 to 5.57            49,628,840
     225,000,000    Ford Motor Credit Co.
                       mature 7/6/98 to 7/10/98                          5.54 to 5.56           224,737,382
     700,000,000    General Electric Capital Corp.
                       mature 7/7/98 to 11/24/98                         5.56 to 5.64           693,121,826
     420,000,000    General Motors Acceptance Corp.
                       mature 7/6/98 to 8/5/98                           5.56 to 5.59           419,356,297
     225,000,000    Generale Bank
                       mature 7/2/98 to 11/2/98                          5.53 to 5.67           222,562,008
     157,525,000    Glaxo Holdings Inc.
                       mature 7/8/98 to 8/28/98                          5.54 to 5.58           156,915,759
     550,000,000    Goldman, Sachs & Co.
                       mature 7/2/98 to 2/18/99                          5.56 to 5.71           541,546,597
     161,500,000    GTE Corp.
                       mature 7/1/98 to 7/21/98                          5.56 to 5.61           161,327,261
     398,000,000    Halifax Building Society
                       mature 7/23/98 to 12/1/98                         5.50 to 5.61           394,099,332
      50,000,000    Household Finance Corp.
                       matures 7/7/98                                        5.58                49,953,583
     300,000,000    IBM Credit Corp.
                       mature 7/7/98 to 9/3/98                           5.53 to 5.57           299,258,681
     341,800,000    International Lease Finance
                       mature 7/20/98 to 9/21/98                         5.51 to 5.60           338,931,623


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
COMMERCIAL PAPER -- 55.4% (continued)
$    200,000,000    International Nederlanden US Funding Corp.
                       mature 10/22/98 to 12/28/98                      5.60% to 5.62%       $  195,247,500
     565,767,000    J.P. Morgan & Co.
                       mature 7/2/98 to 12/10/98                         5.52 to 5.65           561,570,948
     150,000,000    Kingdom of Sweden
                       mature 8/26/98 to 11/2/98                         5.51 to 5.62           148,224,167
     171,400,000    Kitty Hawk
                       mature 7/22/98 to 9/21/98                         5.59 to 5.61           170,277,484
      50,000,000    Krediet Bank
                       mature 8/11/98 to 10/19/98                        5.56 to 5.61            49,427,840
     150,000,000    Lloyds Bank
                       mature 7/6/98 to 12/23/98                         5.56 to 5.66           148,588,007
      60,000,000    Lucent Technologies
                       matures 7/17/98                                       5.53                59,854,667
     370,200,000    Merrill Lynch & Co. Inc.
                       mature 7/20/98 to 11/20/98                        5.50 to 5.68           366,353,816
     600,000,000    Morgan Stanley Dean Witter Discover
                       mature 7/9/98 to 10/28/98                         5.50 to 5.81           596,350,650
     135,000,000    National Australia Funding Delaware
                       mature 7/10/98 to 7/17/98                         5.54 to 5.55           134,722,214
     100,000,000    National Bank of Canada Finance USA
                       mature 7/8/98 to 8/17/98                          5.58 to 5.61            99,586,528
     200,000,000    NationsBank Corp.
                       mature 8/6/98 to 8/20/98                          5.53 to 5.56           198,706,778
     247,000,000    Norwest Corp.
                       mature 7/10/98 to 7/31/98                         5.56 to 5.57           246,337,704
      59,000,000    Oesterreische Kontrollbank
                       matures 11/20/98                                      5.61                57,729,337
      73,000,000    Ontario Hydro
                       matures 7/7/98                                        5.53                72,933,692
      60,500,000    Pfizer Inc.
                       mature 7/2/98 to 7/27/98                          5.52 to 5.54            60,337,985
     167,775,000    Preferred Receivable Funding
                       mature 7/8/98 to 8/10/98                          5.58 to 5.60           167,146,894
     284,200,000    Province de Quebec
                       mature 7/16/98 to 10/29/98                        5.56 to 5.67           280,136,465
     104,600,000    Province of British Columbia
                       mature 8/4/98 to 10/5/98                          5.50 to 5.55           103,816,300
     259,805,000    Quincy Capital Corp.
                       mature 7/15/98 to 8/21/98                         5.58 to 5.65           258,311,751
     261,716,000    Receivable Capital Corp.
                       mature 7/13/98 to 7/28/98                         5.60 to 5.64           260,881,501


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 9

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
COMMERCIAL PAPER -- 55.4% (continued)
$    296,030,000    Rose Funding
                       mature 7/28/98 to 8/28/98                        5.58% to 5.63%      $   294,575,065
      60,000,000    Royal Bank of Canada
                       matures 8/3/98                                        5.50                59,705,200
     125,000,000    Saint-Gobain Compagnie de
                       mature 8/25/98 to 12/21/98                        5.58 to 5.61           122,676,444
     110,000,000    San Paolo US Finance Inc.
                       mature 7/21/98 to 12/21/98                        5.53 to 5.64           108,422,924
      50,000,000    SBC Communications
                       matures 8/13/98                                       5.54                49,672,722
     100,000,000    Siemans Corp.
                       matures 8/26/98                                       5.52                99,164,667
     100,000,000    Societe Generale (New York)
                       matures 8/17/98                                       5.50                99,301,528
     257,750,000    Svenska Handelsbanken
                       mature 8/6/98 to 12/18/98                         5.52 to 5.62           254,968,888
     150,000,000    Swedish Export Credit Corp.
                       mature 8/12/98 to 10/20/98                        5.53 to 5.60           148,409,361
      80,000,000    Toronto Dominion Holdings USA Inc.
                       mature 7/7/98 to 8/18/98                          5.51 to 5.54            79,740,100
     127,132,000    Transamerica Finance Corp.
                       mature 7/8/98 to 8/14/98                          5.53 to 5.57           126,567,658
     204,150,000    Union Bank of Switzerland
                       matures 8/4/98 to 8/5/98                              5.56               203,071,686
      17,000,000    USAA Capital Corp.
                       matures 7/17/98                                       5.55                16,958,218
     115,000,000    Wachovia Bank
                       matures 7/6/98 to 7/24/98                             5.55               114,690,985
     235,000,000    Walt Disney Co.
                       matures 8/31/98 to 9/9/98                             5.50               232,823,528
     215,000,000    Westpac
                       mature 7/8/98 to 11/5/98                          5.50 to 5.67           213,593,983
------------------------------------------------------------------------------------------------------------
                    TOTAL COMMERCIAL PAPER
                    (Cost -- $19,133,445,978)                                                19,133,445,978
============================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 25.8%
     122,000,000    Abbey National PLC
                       mature 8/21/98 to 10/26/98                        5.58 to 5.61           122,000,874
     150,000,000    ABN AMRO Bank (Canada)
                       mature 7/10/98 to 12/4/98                         5.54 to 5.62           148,365,468


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 25.8% (continued)
$     50,000,000    ABN AMRO Bank (Chicago)
                       matures 7/27/98                                       5.51%           $   50,000,351
      80,000,000    ABN AMRO Bank N.V.
                       mature 8/25/98 to 12/21/98                        5.51 to 5.62            80,002,022
     125,000,000    Australia & New Zealand Bank
                       mature 7/7/98 to 12/29/98                         5.62 to 5.66           125,004,063
     375,000,000    Bank Austriengellschaft
                       mature 7/7/98 to 5/7/99                           5.53 to 5.80           374,927,111
     155,000,000    Bank Brussels Lambert
                       mature 8/18/98 to 9/1/98                          5.58 to 5.59           155,001,153
     175,000,000    Bank of Montreal
                       mature 7/7/98 to 8/20/98                          5.54 to 5.58           175,000,000
     325,000,000    Bank of Nova Scotia
                       mature 7/7/98 to 10/1/98                          5.55 to 5.76           325,022,435
     399,000,000    Banque National De Paris
                       mature 7/8/98 to 4/30/99                          5.63 to 5.91           398,902,775
      25,000,000    Banque National De Paris (San Francisco)
                       matures 12/18/98                                      5.60                25,001,148
     525,000,000    Barclays Bank
                       mature 7/7/98 to 3/30/99                          5.50 to 5.74           524,982,971
     349,000,000    Bayerische Landesbank
                       mature 7/8/98 to 5/6/99                           5.54 to 5.91           348,976,011
     405,000,000    Bayerische Vereinsbank
                       mature 7/13/98 to 1/4/99                          5.54 to 5.77           405,002,112
     230,000,000    Canadian Imperial Bank Commerce
                       mature 7/7/98 to 6/14/99                          5.54 to 5.76           229,977,754
     135,000,000    Cariplo
                       mature 8/5/98 to 10/22/98                         5.58 to 5.60           135,002,865
     100,000,000    Commerzbank
                       mature 7/23/98 to 8/14/98                         5.50 to 6.00            99,998,303
     434,000,000    Credit Agricole Indosuez
                       mature 7/7/98 to 4/30/99                          5.50 to 5.85           433,941,148
     225,000,000    Creditanstalt Bankverein
                       mature 7/7/98 to 4/23/99                          5.54 to 5.75           224,989,441
     125,000,000    Credit Suisse First Boston
                       mature 3/25/99 to 5/7/99                          5.70 to 5.86           125,000,000
     125,000,000    Credito Italiano
                       mature 9/29/98 to 11/12/98                        5.60 to 5.70           125,008,247
     550,000,000    Deutsche Bank
                       mature 7/2/98 to 5/13/99                          5.50 to 5.80           549,958,239
     175,000,000    Dresdner Bank
                       mature 8/10/98 to 4/19/99                         5.58 to 5.75           174,996,763
     125,000,000    Generale Bank (New York)
                       mature 7/17/98 to 7/22/98                         5.61 to 5.86           125,000,498


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                11

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                                CASH PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 25.8% (continued)
$     50,000,000    Halifax Building Society
                       matures 12/21/98                                      5.60%          $    50,002,336
     200,000,000    Hessiche Landesbank
                       mature 12/11/98 to 1/19/99                        5.60 to 5.98           200,004,269
      89,000,000    International Nerderlanden Group
                       mature 9/14/98 to 11/20/98                        5.59 to 5.68            88,994,401
      50,000,000    Krediet Bank
                       matures 8/17/98                                       5.58                50,000,643
      50,000,000    Lloyds Bank
                       matures 12/29/98                                      5.62                50,000,000
      25,000,000    National Australia Bank
                       matures 8/26/98                                       5.52                25,000,378
     226,500,000    National Bank of Canada
                       mature 12/11/98 to 5/19/99                        5.60 to 5.80           226,461,283
     265,000,000    National Westminster Bank PLC
                       mature 7/13/98 to 4/28/99                         5.52 to 5.84           264,963,840
     473,000,000    Rabobank
                       mature 7/29/98 to 5/5/99                          5.51 to 5.80           472,937,053
     200,000,000    Royal Bank of Canada
                       mature 12/11/98 to 4/30/99                        5.75 to 5.98           199,946,117
     200,000,000    San Paolo Bank
                       mature 7/6/98 to 5/5/99                           5.55 to 5.85           199,960,902
      25,000,000    Societe Generale
                       matures 8/25/98                                       5.60                24,997,706
     504,344,000    Societe Generale (New York)
                       mature 7/1/98 to 6/22/99                          5.52 to 5.89           504,168,420
      25,000,000    Svenska Handelsbanken
                       matures 10/23/98                                      5.62                25,000,770
     547,400,000    Swiss Bank Corp.
                       mature 7/2/98 to 6/11/99                          5.54 to 5.85           547,218,647
     250,000,000    Toronto Dominion
                       mature 7/27/98 to 6/15/99                         5.50 to 5.75           249,982,187
     225,000,000    Westdeutsche Landesbank
                       mature 7/8/98 to 10/20/98                         5.55 to 5.90           224,999,948
------------------------------------------------------------------------------------------------------------
                    TOTAL FOREIGN CERTIFICATES
                    OF DEPOSIT (Cost -- $8,886,700,652)                                       8,886,700,652
============================================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $34,516,840,838*)                                              $34,516,840,838
============================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                             GOVERNMENT PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
U.S. OBLIGATIONS -- 0.3%
$     15,000,000    U.S.Treasury Note
                       matures 8/31/98
                    (Cost -- $14,976,453)                                    5.74%           $   14,976,453
============================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 98.4%
     113,000,000    Federal Farm Credit Bank
                       mature 10/13/98 to 4/1/99                         5.52 to 5.69           112,241,590
     439,232,000    Federal Home Loan Bank
                       mature 7/13/98 to 5/5/99                          5.40 to 5.75           435,989,702
   2,028,569,000    Federal Home Loan Mortgage Corporation
                       mature 7/1/98 to 4/8/99                           5.46 to 5.85         2,016,562,399
   2,184,885,000    Federal National Mortgage Association
                       mature 7/15/98 to 5/6/99                          5.42 to 5.75         2,160,049,094
------------------------------------------------------------------------------------------------------------
                    TOTAL U.S. AGENCIES AND
                    INSTRUMENTALITIES
                    (Cost -- $4,724,842,785)                                                  4,724,842,785
============================================================================================================
REPURCHASE AGREEMENT -- 1.3%
      61,946,000    Morgan Stanley Dean Witter Discover, 5.73% due 7/1/98;
                    Proceeds at maturity -- $61,955,860; (Fully collateralized by U.S. Treasury Notes, 4.750% to 5.875% due 8/31/98 to
                    6/30/00;
                    Market value -- $63,205,796) (Cost -- $61,946,000)                           61,946,000
============================================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $4,801,765,238*)                                                $4,801,765,238
============================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                13

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                             RETIREMENT PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 0.8%
$     11,000,000    Federal Home Loan Mortgage Corp.
                       matures 7/2/98
                    (Cost -- $10,998,350)                                    5.50%           $   10,998,350
============================================================================================================
DOMESTIC BANK OBLIGATIONS -- 2.7%
      20,000,000    Bank of America
                       mature 7/13/98 to 2/17/99                         5.52 to 5.70            19,981,683
      17,850,000    Harris Bank
                       matures 7/10/98                                       5.55                17,850,000
------------------------------------------------------------------------------------------------------------
                    TOTAL DOMESTIC BANK OBLIGATIONS
                    (Cost -- $37,831,683)                                                        37,831,683
============================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 1.2%
      10,000,000    Chase Manhattan Bank
                       matures 5/11/99                                       5.81                 9,993,333
       7,000,000    Morgan Guaranty
                       matures 7/28/98                                       5.84                 6,999,802
------------------------------------------------------------------------------------------------------------
                    TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
                    (Cost -- $16,993,135)                                                        16,993,135
============================================================================================================
COMMERCIAL PAPER -- 64.1%
      15,950,000    Abbey National PLC
                       matures 7/17/98                                       5.59                15,910,869
      15,000,000    ABN AMRO Bank N.V.
                       matures 7/2/98                                        5.55                14,997,721
      17,900,000    Alliance & Leicester Building Society
                       matures 7/8/98                                        5.55                17,880,961
      30,000,000    Asset Securitization Corp.
                       mature 9/1/98 to 9/3/98                           5.58 to 5.59            29,711,567
      20,000,000    BankAmerica Corp.
                       mature 7/10/98 to 10/2/98                         5.64 to 5.65            19,846,283
      25,000,000    Bank Brussels Lambert
                       matures 9/9/98                                        5.58                24,732,153
      25,000,000    Bank of Montreal
                       matures 7/20/98                                       5.56                24,927,325
      30,000,000    BCI Funding Corp.
                       mature 9/2/98 to 12/14/98                         5.59 to 5.61            29,400,042
      30,000,000    Bear Stearns
                       mature 7/8/98                                     5.58 to 5.60            29,967,698
      25,000,000    Canadian Imperial Bank of Commerce
                       matures 8/24/98                                       5.58                24,793,750
      15,000,000    Cariplo Finance
                       matures 9/17/98                                       5.60                14,820,600


                        See Notes to Financial Statement.

--------------------------------------------------------------------------------
14                                          1998 Semi-Annual Report Shareholders

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                             RETIREMENT PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
COMMERCIAL PAPER -- 64.1% (continued)
$     15,000,000    Centric Capital Corp.
                       matures 7/1/98                                        5.56%           $   15,000,000
      25,000,000    Chase Manhattan Bank
                       matures 7/23/98                                       5.56                24,915,819
      18,000,000    Ciesco L.P.
                       matures 8/10/98                                       5.57                17,890,200
      20,000,000    Creditanstalt Finance Inc
                       matures 7/7/98                                        5.55                19,981,767
      37,900,000    Credito Italiano
                       mature 8/4/98 to 10/28/98                         5.58 to 5.68            37,456,707
      25,000,000    Cregem North America
                       mature 8/20/98 to 11/17/98                        5.57 to 5.65            24,673,160
      15,000,000    Diageo PLC
                       matures 7/6/98                                        5.55                14,988,604
      25,000,000    Dresdner US Finance Inc.
                       matures 7/2/98                                        5.53                24,996,167
      25,900,000    E.I. duPont De Nemours & Co.
                       matures 7/21/98                                       5.54                25,821,005
      10,000,000    Finnish Export Credit Ltd.
                       matures 7/31/98                                       5.74                 9,953,750
      20,000,000    Ford Motor Credit
                       matures 8/13/98                                       5.57                19,868,133
      30,000,000    General Electric Capital Corp.
                       mature 7/6/98 to 8/7/98                               5.59                29,928,325
      40,000,000    General Motors Acceptance Corp.
                       matures 7/1/98                                        6.50                40,000,000
      30,000,000    Generale Bank
                       mature 8/14/98 to 12/4/98                         5.58 to 5.65            29,458,258
      42,900,000    Goldman, Sachs & Co.
                       mature 7/6/98 to 11/12/98                         5.59 to 5.70            42,363,701
      27,000,000    Halifax Building Society
                       matures 7/7/98                                        5.53                26,975,475
      25,000,000    ING U.S. Funding
                       matures 9/9/98                                        5.58                24,732,639
      35,000,000    J.P. Morgan & Co.
                       mature 8/13/98 to 10/01/98                        5.57 to 5.60            34,695,208
      10,000,000    Lloyds Bank
                       matures 7/6/98                                        5.66                 9,992,361
      35,000,000    Merrill Lynch
                       mature 7/30/98 to 10/15/98                        5.59 to 5.64            34,668,794
      15,000,000    Morgan Stanley
                       matures 7/29/98                                       5.55                14,937,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                15

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                             RETIREMENT PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
COMMERCIAL PAPER -- 64.1% (continued)
$     21,000,000    National Australia Bank
                       matures 7/6/98                                        5.56%           $   20,983,842
      12,000,000    NationsBank Corp.
                       matures 8/20/98                                       5.53                11,910,333
      20,000,000    Preferred Receivable Funding
                       matures 8/18/98                                       5.61                19,851,733
      20,000,000    Province De Quebec
                       matures 10/21/98                                      5.67                19,656,534
      30,000,000    San Paolo US Finance Inc.
                       mature 7/8/98 to 12/21/98                         5.56 to 5.64            29,715,345
      15,000,000    Svenska Handelsbanken
                       matures 8/28/98                                       5.59                14,866,842
------------------------------------------------------------------------------------------------------------
                    TOTAL COMMERCIAL PAPER
                    (Cost -- $887,270,671)                                                      887,270,671
============================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 27.4%
      32,000,000    Banque National De Paris
                       matures 10/5/98 to 12/4/98                            5.64                32,001,520
      13,900,000    Banque National Paris San Francisco
                       matures 7/27/98                                       5.53                13,899,942
      40,000,000    Bank of Nova Scotia
                       mature 8/3/98 to 3/29/98                          5.51 to 5.80            39,964,095
      20,000,000    Barclays Bank
                       mature 10/5/98 to 10/30/98                        5.55 to 5.60            20,004,597
      25,000,000    Bayerische Vereinsbank
                       mature 8/17/98 to 2/2/99                          5.57 to 5.61            24,999,424
       5,000,000    Canadian Imperial Bank of Commerce
                       matures 8/11/98                                       5.90                 4,999,796
      15,000,000    Cariplo
                       matures 9/8/98                                        5.60                15,000,283
      15,000,000    Citibank
                       matures 9/23/98                                       5.56                15,000,000
      15,000,000    Commerzbank
                       matures 8/17/98                                       5.90                14,999,538
      20,000,000    Credit Agricole Indosuez
                       mature 2/26/99 to 4/16/99                         5.71 to 5.82            19,990,543
       8,000,000    Credit Suisse
                       matures 10/21/98                                      5.67                 8,001,742
      20,000,000    Creditanstalt Bankverein
                       matures 7/6/98                                        5.57                20,000,055
      10,000,000    Cregem North America
                       matures 9/3/98                                        5.59                 9,999,504


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

============================================================================================================
Schedules of Investments (unaudited)(continued)                                                June 30, 1998
============================================================================================================
                                             RETIREMENT PORTFOLIO
       FACE                                                              ANNUALIZED
      AMOUNT           SECURITY                                             YIELD                 VALUE
============================================================================================================
COMMERCIAL PAPER -- 64.1% (continued)
$     25,000,000    Deutsche Bank
                       mature 10/20/98 to 4/16/99                       5.59% to 5.75%       $   25,000,947
      25,000,000    Krediet Bank
                       matures 8/17/98                                       5.58                25,000,210
      10,000,000    National Bank of Canada
                       matures 6/10/99                                       5.82                 9,995,037
      30,000,000    Rabobank Nederland N.V.
                       mature 10/5/98 to 4/20/99                         5.70 to 5.75            29,993,169
      34,000,000    Societe Generale
                       mature 8/25/98 to 5/5/99                          5.54 to 5.85            33,997,425
      17,000,000    Swiss Bank Corp.
                       mature 10/1/98 to 2/10/99                             5.60                16,994,432
------------------------------------------------------------------------------------------------------------
                    TOTAL FOREIGN CERTIFICATES OF DEPOSIT
                    (Cost -- $379,842,259)                                                      379,842,259
============================================================================================================
TIME DEPOSITS -- 3.0%
      42,000,000    First National Bank Chicago
                       matures 7/1/98
                    (Cost -- $42,000,000)                                    6.25                42,000,000
============================================================================================================
REPURCHASE AGREEMENT -- 0.8%
      10,493,000    Morgan Stanley Dean Witter Discover, 5.73% due 7/1/98;
                    Proceeds at maturity -- $10,494,670; (Fully collateralized by U.S. Treasury Notes, 6.375% due 1/15/99;
                    Market value -- $10,710,295) (Cost -- $10,493,000)                           10,493,000
============================================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $1,385,429,098*)                                                $1,385,429,098
============================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                17

===============================================================================================
Statements of Assets and Liabilities (unaudited)                                  June 30, 1998
===============================================================================================
                                              Cash             Government         Retirement
                                            Portfolio           Portfolio          Portfolio
===============================================================================================
ASSETS:
  Investments, at amortized cost        $ 34,516,840,838    $  4,801,765,238   $  1,385,429,098
  Cash                                               591                 948                218
  Interest receivable                        219,371,896           4,626,918          8,589,952
  Other assets                                      --               656,662                 --
-----------------------------------------------------------------------------------------------
  Total Assets                            34,736,213,325       4,807,049,766      1,394,019,268
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased           173,675,173                  --                 --
  Dividends payable                           74,598,205          10,447,534          3,026,294
  Management fees payable                     10,563,374           1,628,996            514,102
  Distribution fees payable                      965,072              96,651             40,140
  Deferred compensation payable                  159,083              26,625             10,167
  Accrued expenses                             2,486,520             290,949             40,041
-----------------------------------------------------------------------------------------------
  Total Liabilities                          262,447,427          12,490,755          3,630,744
-----------------------------------------------------------------------------------------------
Total Net Assets                        $ 34,473,765,898    $  4,794,559,011   $  1,390,388,524
===============================================================================================
NET ASSETS:
  Capital Stock
    (40,000,000,000,
    10,000,000,000 and
    5,000,000,000 shares
    authorized, respectively;
    par value $0.01 per share)          $    344,745,997    $     47,945,424   $     13,900,246
  Capital paid in excess of par value     34,130,101,553       4,746,613,587      1,376,124,326
  Undistributed net investment income                 --                  --            363,952
  Accumulated net realized loss
    from security transactions                (1,081,652)                 --                 --
-----------------------------------------------------------------------------------------------
Total Net Assets                        $ 34,473,765,898    $  4,794,559,011   $  1,390,388,524
===============================================================================================
Shares Outstanding:
  Class A                                 34,360,969,675       4,728,635,299      1,390,024,572
  ---------------------------------------------------------------------------------------------
  Class L                                        327,650             233,832                 --
  ---------------------------------------------------------------------------------------------
  Class Y                                    110,864,403           8,473,935                 --
  ---------------------------------------------------------------------------------------------
  Class Z                                      2,437,975          57,199,301                 --
  ---------------------------------------------------------------------------------------------
Net Asset Value, per class                         $1.00               $1.00              $1.00
===============================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

================================================================================
Statements of Operations (unaudited)                               June 30, 1998
================================================================================

For the Six Months Ended June 30, 1998

                                       Cash         Government      Retirement
                                     Portfolio       Portfolio       Portfolio
================================================================================
INVESTMENT INCOME:
  Interest                        $ 946,236,614    $ 134,846,671   $  39,691,371
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)           65,148,635       10,273,714       3,007,520
  Shareholder and system
    servicing fees                   17,211,593        1,131,593         884,754
  Distribution fees (Note 3)         16,654,902        2,379,854         690,224
  Shareholder communications          3,938,634          141,908         295,903
  Registration fees                   1,391,507          190,451         203,464
  Custody                             1,068,798           99,492          23,070
  Directors' fees                       148,648           13,618           4,500
  Insurance                             132,162           49,273          14,326
  Audit and legal                        53,253           25,845          15,845
  Other                                  66,203           12,000           4,150
--------------------------------------------------------------------------------
     Total Expenses                 105,814,335       14,317,748       5,143,756
--------------------------------------------------------------------------------
Net Investment Income               840,422,279      120,528,923      34,547,615
--------------------------------------------------------------------------------
Net Realized Gain (Loss) From
  Security Transactions                  (4,030)           4,549              --
--------------------------------------------------------------------------------
Increase in Net Assets
  From Operations                 $ 840,418,249    $ 120,533,472   $  34,547,615
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                19

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 1998 (unaudited) and the Year Ended December 31, 1997

Cash Portfolio                                     1998                1997
================================================================================
OPERATIONS:
   Net investment income                    $    840,422,279   $   1,491,886,315
   Net realized gain (loss)                           (4,030)             13,789
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations        840,418,249       1,491,900,104
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                           (840,364,027)     (1,491,864,232)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares               80,167,449,072     133,949,259,558
   Net asset value of shares issued
     in connection with the transfer
     of net assets of Common Sense
     Money Market Fund (Note 7)                   61,201,233                  --
   Net asset value of shares issued
     in connection with the transfer
     of net assets of the Smith Barney
     Funds, Inc. -- Income Return
     Account Portfolio (Note 8)                           --             977,206
   Net asset value of shares issued
     for reinvestment of dividends               816,027,876       1,440,716,985
   Cost of shares reacquired                 (77,463,743,537)   (131,985,544,414)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                   3,580,934,644       3,405,409,335
--------------------------------------------------------------------------------
Increase in Net Assets                         3,580,988,866       3,405,445,207

NET ASSETS:
   Beginning of period                        30,892,777,032      27,487,331,825
--------------------------------------------------------------------------------
   End of period                            $ 34,473,765,898    $ 30,892,777,032
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets (continued)
================================================================================

For the Six Months Ended June 30, 1998 (unaudited) and the Year Ended December 31, 1997

Government Portfolio                               1998                 1997
================================================================================
OPERATIONS:
   Net investment income                    $    120,528,923    $    225,000,522
   Net realized gain                                   4,549               1,014
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations        120,533,472         225,001,536
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                           (120,533,472)       (225,001,536)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares                9,234,364,888      16,950,826,473
   Net asset value of shares issued
     for reinvestment of dividends               118,441,807         218,982,359
   Cost of shares reacquired                  (9,189,089,823)    (16,981,687,366)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                     163,716,872         188,121,466
--------------------------------------------------------------------------------
Increase in Net Assets                           163,716,872         188,121,466

NET ASSETS:
   Beginning of period                         4,630,842,139       4,442,720,673
--------------------------------------------------------------------------------
   End of period                            $  4,794,559,011    $  4,630,842,139
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                21

================================================================================
Statements of Changes in Net Assets (continued)
================================================================================

For the Six Months Ended June 30, 1998 (unaudited) and the Year Ended December 31, 1997

Retirement Portfolio                               1998               1997
================================================================================
OPERATIONS:
   Net investment income                     $    34,547,615    $    67,588,831
   Net realized gain                                      --              4,875
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations         34,547,615         67,593,706
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                            (34,183,663)       (67,593,706)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares                2,649,084,729      5,002,210,790
   Net asset value of shares issued
     for reinvestment of dividends                33,673,978         66,161,619
   Cost of shares reacquired                  (2,659,854,169)    (5,056,269,867)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                      22,904,538         12,102,542
--------------------------------------------------------------------------------
Increase in Net Assets                            23,268,490         12,102,542

NET ASSETS:
   Beginning of period                         1,367,120,034      1,355,017,492
--------------------------------------------------------------------------------
   End of period                             $ 1,390,388,524    $ 1,367,120,034
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, which approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays MMC a daily fee calculated at the following rates:
Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                23

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

Pursuant to a Distribution Plan, each Portfolio makes payments to Smith Barney Inc. ("SB"), another subsidiary of SSBH, for assistance in distributing Class A and L shares, calculated at an annual rate of 0.10% of average daily net assets of each class, respectively. For the six months ended June 30, 1998, total Distribution Plan fees incurred were:

Portfolio                                            Class A           Class L
================================================================================
Cash                                               $19,527,382            $539
Government                                           2,776,413             199
================================================================================


All officers and one Director of the Fund are employees of SB.

4. Capital Loss Carryforward

At December 31, 1997, the Cash Portfolio had, for Federal tax purposes, approximately $1,344,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                                      2000               2001
================================================================================
Carryforward Amounts                                $213,000         $1,131,000
================================================================================

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Capital Shares

The Fund has multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.


--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

Transactions in shares of each Portfolio were as follows:

                                          Six Months Ended        Year Ended
Cash Portfolio                              June 30, 1998      December 31, 1997
================================================================================
Class A
   Shares sold                             79,917,038,607       133,360,262,023
   Net asset value of shares issued
     in connection with the transfer
     of net assets of the Common Sense
     Money Market Fund (Note 7)                61,201,233                    --
   Net asset value of shares issued
     in connection with the transfer
     of net assets of the Smith Barney
     Funds, Inc. -- Income Return
     Account Portfolio (Note 8)                        --               977,206
   Shares issued on reinvestment              814,507,391         1,436,817,723
   Shares redeemed                        (77,259,437,807)     (131,404,913,110)
--------------------------------------------------------------------------------
   Net Increase                             3,533,309,424         3,393,143,842
================================================================================
Class L*
   Shares sold                                    331,120             1,015,538
   Shares issued on reinvestment                   27,964               103,407
   Shares redeemed                             (2,047,306)           (1,255,407)
--------------------------------------------------------------------------------
   Net Decrease                                (1,688,222)             (136,462)
================================================================================
Class Y
   Shares sold                                247,188,156           587,981,997
   Shares issued on reinvestment                1,429,038             3,795,560
   Shares redeemed                           (201,735,858)         (579,375,897)
--------------------------------------------------------------------------------
   Net Increase                                46,881,336            12,401,660
================================================================================
Class Z
   Shares sold                                  2,891,189                    --
   Shares issued on reinvestment                   63,483                   295
   Shares redeemed                               (522,566)                   --
--------------------------------------------------------------------------------
   Net Increase                                 2,432,106                   295
================================================================================

*    On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                25

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

                                            Six Months Ended      Year Ended
Government Portfolio                         June 30, 1998    December 31, 1997
================================================================================
Class A
   Shares sold                               9,175,268,205       16,638,043,109
   Shares issued on reinvestment               116,751,108          215,119,151
   Shares redeemed                          (9,135,068,169)     (16,634,487,380)
-------------------------------------------------------------------------------
   Net Increase                                156,951,144          218,674,880
================================================================================
Class L*
   Shares sold                                       9,912               45,838
   Shares issued on reinvestment                     9,251               36,492
   Shares redeemed                                (286,865)            (562,515)
-------------------------------------------------------------------------------
   Net Decrease                                   (267,702)            (480,185)
================================================================================
Class Y
   Shares sold                                  49,724,404          293,187,265
   Shares issued on reinvestment                   261,492            1,331,017
   Shares redeemed                             (48,941,568)        (338,961,831)
-------------------------------------------------------------------------------
   Net Increase (Decrease)                       1,044,328          (44,443,549)
================================================================================
Class Z
   Shares sold                                   9,362,367           19,550,261
   Shares issued on reinvestment                 1,419,956            2,495,699
   Shares redeemed                              (4,793,221)          (7,675,640)
-------------------------------------------------------------------------------
   Net Increase                                  5,989,102           14,370,320
================================================================================

Retirement Portfolio
================================================================================
Class A
   Shares sold                               2,649,084,729        5,002,210,790
   Shares issued on reinvestment                33,673,978           66,161,619
   Shares redeemed                          (2,659,854,169)      (5,056,269,867)
-------------------------------------------------------------------------------
   Net Increase                                 22,904,538           12,102,542
================================================================================

*    On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
26                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

7. Transfer of Net Assets

On January 5, 1998, the Cash Portfolio acquired the assets and certain liabilities of the Common Sense Money Market Fund ("CSMFM"), in a taxable transaction pursuant to a plan of reorganization approved by CSMFM shareholders on December 23, 1997. Total shares issued by the Cash Portfolio and the total net assets of CSMFM and the Cash Portfolio on the date of the transfer were as follows:

                                 Shares          Total Net         Total Net
Acquired                      Issued by the      Assets of         Assets of
Fund                         Cash Portfolio        CSMFM        Cash Portfolio
================================================================================
CSMFM                          61,201,233       $61,201,233     $31,076,861,519
================================================================================

The net assets of the Cash Portfolio immediately after the transfer were $31,138,062,752.


8.   Transfer of Net Assets

On December 5, 1997, the Cash Portfolio acquired the assets and certain liabilities of the Smith Barney Funds, Inc. -- Income Return Account Portfolio ("IRAP"), in a taxable transaction pursuant to a plan of reorganization approved by IRAP shareholders on November 19, 1997. Total shares issued by the Cash Portfolio and the total net assets of IRAP and the Cash Portfolio on the date of the transfer were as follows:

                                 Shares          Total Net         Total Net
Acquired                      Issued by the      Assets of         Assets of
Fund                         Cash Portfolio        IRAP         Cash Portfolio
================================================================================
IRAP                             977,206         $977,206       $31,595,186,434
================================================================================

The net assets of the Cash Portfolio immediately after the transfer were $31,596,163,640.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                27

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

                                                                              Class A
                                           ------------------------------------------------------------------------------------
Cash Portfolio                               1998(1)        1997         1996           1995           1994              1993
===============================================================================================================================
Net Asset Value, Beginning of Period         $1.00          $1.00        $1.00          $1.00          $1.00             $1.00
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      0.025          0.050        0.050          0.054          0.037             0.026
  Dividends from
   net investment income                    (0.025)        (0.050)      (0.050)        (0.054)        (0.037)           (0.026)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00          $1.00        $1.00          $1.00          $1.00             $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.51%++        5.12%        4.98%          5.53%          3.73%             2.63%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (billions)           $34            $31          $27            $23            $18                $3
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.64%+         0.64%        0.62%          0.62%          0.64%             0.64%
  Net investment income                       5.02+          5.01         4.87           5.39           4.10              2.60
===============================================================================================================================

                                                                             Class L(2)
                                           ------------------------------------------------------------------------------------
Cash Portfolio                              1998(1)         1997         1996           1995           1994(3)
===============================================================================================================================
Net Asset Value, Beginning of Period         $1.00          $1.00        $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      0.025          0.051        0.050          0.054          0.007
  Dividends from
   net investment income                    (0.025)        (0.051)      (0.050)        (0.054)        (0.007)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00          $1.00        $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.54%++        5.17%        4.98%          5.53%          0.70%++
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $328         $2,016       $2,152         $1,737         $1,323
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.59%+         0.59%        0.62%          0.62%          0.62%+
  Net investment income                       5.09+          5.05         4.87           5.39           4.77+
===============================================================================================================================

                                                                              Class Y
                                           ------------------------------------------------------------------------------------
Cash Portfolio                               1998(1)        1997         1996           1995           1994(4)
===============================================================================================================================
Net Asset Value, Beginning of Period         $1.00          $1.00        $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      0.026          0.052        0.051          0.054         0.0004
  Dividends from
   net investment income                    (0.026)        (0.052)      (0.051)        (0.054)       (0.0004)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00          $1.00        $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.62%++        5.32%        5.09%          5.50%          0.40%++
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $111            $64          $52            $30           $0.5
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.43%+         0.43%        0.52%          0.51%          0.53%+
  Net investment income                       5.23+          5.22         4.97           5.29           5.23+
===============================================================================================================================

(1)  For the six months ended June 30, 1998 (unaudited).

(2)  On June 12, 1998, Class C shares were renamed Class L shares.

(3)  For the period from November 10, 1994 (inception date) to December 31,
     1994.

(4)  For the period from December 29, 1994 (inception date) to December 31,
     1994.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
28                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

                                                                                 Class Z
                                           ----------------------------------------------------------------------------------
Cash Portfolio                              1998(1)          1997           1996         1995         1994(2)
=============================================================================================================================
Net Asset Value, Beginning of Period        $1.00            $1.00          $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                     0.026            0.052          0.051        0.055        0.006
  Dividends from
   net investment income                   (0.026)          (0.052)        (0.051)      (0.055)      (0.006)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00            $1.00          $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                 2.62%++          5.33%          5.06%        5.63%        0.60%++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $2,438               $6             $6           $5           $5
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.46%+           0.44%          0.53%        0.52%        0.47%+
  Net investment income                      5.62+            5.21           4.96         5.49         5.12+
=============================================================================================================================

                                                                                 Class A
                                           ----------------------------------------------------------------------------------
Government Portfolio                        1998(1)          1997           1996         1995         1994            1993(3)
=============================================================================================================================
Net Asset Value, Beginning of Period        $1.00            $1.00          $1.00        $1.00        $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                     0.025            0.049          0.048        0.053        0.036            0.025
  Dividends from
   net investment income                   (0.025)          (0.049)        (0.048)      (0.053)      (0.036)          (0.025)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00            $1.00          $1.00        $1.00        $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                 2.49%++          5.04%          4.89%        5.45%        3.63%            2.55%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (billions)           $5               $5             $4           $4           $4               $1
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.59%+           0.61%          0.61%        0.60%        0.61%            0.61%
  Net investment income                      4.99+            4.92           4.78         5.31         4.03             2.53
=============================================================================================================================

                                                                              Class L(4)(5)
                                           ----------------------------------------------------------------------------------
Government Portfolio                        1998(1)          1997           1996         1995         1994
=============================================================================================================================
Net Asset Value, Beginning of Period        $1.00            $1.00          $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                     0.025            0.049          0.048        0.053        0.036
  Dividends from
   net investment income                   (0.025)          (0.049)        (0.048)      (0.053)      (0.036)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00            $1.00          $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                 2.50%++          5.04%          4.89%        5.46%        3.63%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $234             $502           $982       $1,459       $3,961
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.59%+           0.61%          0.61%        0.60%        0.61%
  Net investment income                      4.99+            4.90           4.78         5.36         3.78
=============================================================================================================================


(1)  For the six months ended June 30, 1998 (unaudited).

(2)  For the period from November 15, 1994 (inception date) to December 31,
     1994.

(3) Since no difference in expenses existed for Class A, L and Y shares of the Government Portfolio for 1993, this information is identical for each class of shares.

(4)  The inception date for Class L shares is March 5, 1993.

(5)  On June 12, 1998, Class C shares were renamed Class L shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                29

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

                                                                                  Class Y(2)
                                            ---------------------------------------------------------------------------------------
Government Portfolio                         1998(1)          1997           1996           1995            1994(3)
===================================================================================================================================
Net Asset Value, Beginning of Period         $1.00            $1.00          $1.00          $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      0.025            0.050          0.049          0.054           0.036
  Dividends from
   net investment income                    (0.025)          (0.050)        (0.049)        (0.054)         (0.036)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00            $1.00          $1.00          $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.55%++          5.14%          4.99%          5.55%           3.65%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $8,475           $7,430        $51,873         $5,376            $917
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.49%+           0.51%          0.51%          0.50%           0.60%
  Net investment income                       5.07+            4.98           4.88           5.51            3.58
===================================================================================================================================

                                                                                   Class Z
                                            ---------------------------------------------------------------------------------------
Government Portfolio                         1998(1)          1997           1996           1995            1994(4)(5)
===================================================================================================================================
Net Asset Value, Beginning of Period         $1.00            $1.00          $1.00          $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      0.025            0.050          0.049          0.054           0.007
  Dividends from
   net investment income                    (0.025)          (0.050)        (0.049)        (0.054)         (0.007)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00            $1.00          $1.00          $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.55%++          5.14%          4.99%          5.56%           0.70%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $57              $51            $37            $31             $30
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.49%+           0.51%          0.51%          0.50%           0.51%+
  Net investment income                       5.08+            5.03           4.88           5.42            4.93+
===================================================================================================================================

                                                                                   Class A
                                            ---------------------------------------------------------------------------------------
Retirement Portfolio                         1998(1)          1997           1996           1995            1994             1993
===================================================================================================================================
Net Asset Value, Beginning of Period         $1.00            $1.00          $1.00          $1.00           $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      0.025            0.049          0.048          0.053           0.036            0.026
  Dividends from
   net investment income                    (0.025)          (0.049         (0.048)        (0.053)         (0.036)          (0.026)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00            $1.00          $1.00          $1.00           $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.48%++          5.03%          4.86%          5.42%           3.67%            2.58%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $1,390           $1,367         $1,355         $1,280          $1,061           $1,184
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.74%+           0.71%          0.71%          0.72%           0.70%            0.70%
  Net investment income                       4.99+            4.92           4.75           5.28            3.57             2.55
===================================================================================================================================

(1)  For the six months ended June 30, 1998 (unaudited).

(2)  The inception date for Class Y shares is October 28, 1993.

(3) On November 7, 1994, the former Class C shares were renamed as Class Y shares.

(4)  For the period from November 9, 1994 (inception date) to December 31, 1994.

(5) On November 7, 1994, the former Class Y shares were renamed as Class Z shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
30                                       1998 Semi-Annual Report to Shareholders

================================================================================
Additional Shareholder Information (unaudited)
================================================================================

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

     1.   To elect Directors of the Fund; and

     2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

     The results of the vote on Proposal 1 were as follows:

                            Shares Voted        Percentage        Shares Voted      Percentage
Name of Directors               For            Shares Voted          Against       Shares Voted
===============================================================================================
Donald R. Foley          18,263,787,910.365      96.800%         603,735,474.755      3.200%
Paul Hardin              18,286,836,891.365      96.922          580,686,493.755      3.078
Heath B. McLendon        18,292,038,763.375      96.950          575,484,621.745      3.050
Roderick C. Rasmussen    18,273,216,574.365      96.850          594,306,810.755      3.150
John P. Toolan           18,287,545,987.335      96.926          579,977,397.785      3.074
===============================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; "E" indicates the elimination of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Trustees).

                                                               Cash, Government
                                                                and Retirement
                                                                  Portfolios
================================================================================
M Diversification                                                  Approved
--------------------------------------------------------------------------------
M Borrowing                                                        Approved
--------------------------------------------------------------------------------
E Ability to Pledge Assets                                         Approved
--------------------------------------------------------------------------------
M Lending by the Fund                                              Approved
--------------------------------------------------------------------------------
R Margin and Short Sales                                           Approved
--------------------------------------------------------------------------------
M Real Estate and Commodities                                      Approved
--------------------------------------------------------------------------------
R Restricted and Illiquid Securities                               Approved
--------------------------------------------------------------------------------
R Purchases of Securities of Other Investment Companies            Approved
--------------------------------------------------------------------------------
R Exercising Control or Management                                 Approved
--------------------------------------------------------------------------------
R Investing in Oil, Gas and Mineral Exploration                    Approved
--------------------------------------------------------------------------------
R Puts, Calls and Combinations Thereof                             Approved
================================================================================


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                31

================================================================================
Additional Shareholder Information (unaudited) (continued)
================================================================================


The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

Cash Portfolio
                      Percentage                        Percentage                         Percentage
  Shares Voted         of Shares       Shares Voted      of Shares         Shares           of Shares
       For               Voted           Against          Voted          Abstaining         Abstained
======================================================================================================
14,035,433,186.926      88.557%      487,786,317.900      3.077%      1,325,878,358.894      8.366%
======================================================================================================

Government Portfolio
                      Percentage                        Percentage                         Percentage
  Shares Voted         of Shares       Shares Voted      of Shares         Shares           of Shares
       For               Voted           Against          Voted          Abstaining         Abstained
======================================================================================================
2,036,513,417.080       86.940%      110,887,522.200      4.734%      195,024,730.770        8.326%
======================================================================================================

Retirement Portfolio
                      Percentage                        Percentage                         Percentage
  Shares Voted         of Shares       Shares Voted      of Shares         Shares           of Shares
       For               Voted           Against          Voted          Abstaining         Abstained
======================================================================================================
 594,961,438.160        87.278%      28,170,032.930       4.132%      58,555,395.010         8.590%
======================================================================================================



--------------------------------------------------------------------------------
32                                       1998 Semi-Annual Report to Shareholders

Smith Barney                                                       SMITH BARNEY
Money                                                              ------------
Funds, Inc.
                                              A Member of TravelersGroup [LOGO]


Directors                              Investment Manager
Donald R. Foley                        Mutual Management Corp.
Paul Hardin
Heath B. McLendon, Chairman            Distributors
Roderick C. Rasmussen                  Smith Barney Inc.
John P. Toolan                         PFS Distributor, Inc.

Joseph H. Fleiss, Emeritus             Custodian
C. Richard Youngdahl, Emeritus         PNC Bank, N.A.

Officers                               Shareholder
Heath B. McLendon                      Servicing Agent
President and                          First Data Investor Services Group, Inc.
Chief Executive Officer                P.O. Box 9134
                                       Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President
and Treasurer                          This report is submitted for the general
                                       information of the shareholders of Smith
Phyllis M. Zahorodny                   Barney Money Funds, Inc. It is not
Vice President and                     authorized for distribution to
Investment Officer                     prospective investors unless accompanied
                                       or preceded by a current Prospectus for
Martin R. Hanley                       the Fund, which contains information
Vice President                         concerning the Fund's investment
                                       policies and expenses as well as other
Irving P. David                        pertinent information.
Controller

Christina T. Sydor                     Smith Barney
Secretary                              Money Funds, Inc.
                                       388 Greenwich Street
                                       New York, New York 10013

                                       www.smithbarney.com


                                       FD0622 8/98